Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share
Partnership's Net Income	$ 60,050	$ 50,561	$ 45,620
Less:
Net Income attributable to preferred unitholders	3,019	0	0
Net Income attributable to subordinated unitholders	24,028	22,170	22,787
General Partner's interest in Net Income	125	68	46
Net income attributable to common unitholders	$ 32,878	$ 28,323	$ 22,787
Weighted average number of common units outstanding, basic and diluted	20,505,000	17,964,288	7,729,521
Earnings per common unit, basic and diluted	$ 1.6	$ 1.58	$ 2.95